Segments and geographic information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 671,088	$ 329,032	$ 167,851
Online advertising [Member]
Segment Reporting Information [Line Items]
Revenues	417,133	221,488	123,048
Internet value-added services [Member]
Segment Reporting Information [Line Items]
Revenues	252,684	103,316	43,567
Other services [Member]
Segment Reporting Information [Line Items]
Revenues	1,271	4,078	346
Sales of third party anti-virus software [Member]
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 150	$ 890